Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Related Party Transactions	Related Party Transactions
Management and Director Compensation
Compensation for the company's key management team for the years ended December 31 determined in accordance with the company's IFRS accounting policies was as follows:

	2020	2019
Salaries and other short-term employee benefits	10.9	9.8
Share-based payments	3.5	5.1
	14.4	14.9
Compensation for the company's Board of Directors for the years ended December 31 was as follows:

	2020	2019
Retainers and fees	1.1	1.1
Share-based payments	0.6	0.2
	1.7	1.3
Fairfax India Senior Notes Offering
Subsequent to December 31, 2020, on February 26, 2021 the company's insurance and reinsurance subsidiaries purchased $58.4 principal amount of Fairfax India's 5.00% unsecured senior notes pursuant to the offering described in note 15.
Fairfax India Performance Fee Receivable
At December 31, 2020 the holding company recorded an intercompany performance fee receivable of $5.2 pursuant to its investment advisory agreement with Fairfax India whereby the company receives a performance fee as the increase in Fairfax India's book value per share (common shareholders' equity divided by the number of common shares effectively outstanding) over the period from January 1, 2018 to December 31, 2020 exceeded a specified threshold. Subsequent to December 31, 2020, on March 5, 2021 the holding company received 546,263 newly issued Fairfax India subordinate voting shares as settlement of the performance fee receivable.
Acquisition of Atlas Mara from Fairfax Africa
In an intercompany transaction on December 7, 2020 the holding company acquired Fairfax Africa's 42.3% equity interest in Atlas Mara for consideration of $40.0, guaranteed the repayment obligations of Atlas Mara's $40.0 secured borrowing with Fairfax Africa, and provided other guarantees of $19.7, pursuant to Fairfax Africa's transaction with Helios Holdings Limited as described in note 23.
Sale of APR Energy plc to Seaspan Corporation
On February 28, 2020 Seaspan Corporation completed a reorganization pursuant to which its newly created holding company acquired all issued and outstanding shares of APR Energy plc from the company and other shareholders as described in note 6.
Eurolife investments in Fairfax consolidated internal investment funds
During 2020 Eurolife invested $93.7 (2019 - $22.1) in a Fairfax consolidated internal investment fund as described in note 6.
CEO acquires additional shares of Fairfax
During 2020 Prem Watsa, the company’s Chair and CEO, indirectly acquired 482,600 subordinate voting shares of the company on the open market for an aggregate cost of $148.9, which increased Mr. Watsa's voting power over the company's outstanding shares to 43.6% at December 31, 2020 from 42.5% at December 31, 2019.